Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 67,718	$ 43,561
Restricted cash	764	490
Accounts receivable, net	29,563	34,235
Due from related parties, short term	2,039	16,688
Prepaid expenses and other current assets	9,703	12,826
Inventories	5,440	6,208
Assets held for sale	83,006	0
Total current assets	198,233	114,008
Vessels, net	1,318,656	1,348,251
Goodwill	1,579	1,579
Other long-term assets	9,383	5,456
Deferred dry dock and special survey costs, net	43,169	37,133
Investment in affiliates	0	6,650
Due from related parties, long-term	14,658	42,878
Total non-current assets	1,387,445	1,441,947
Total assets	1,585,678	1,555,955
Current liabilities
Accounts payable	9,776	15,355
Accrued expenses	14,078	14,337
Due to related parties, short-term	0	32,150
Dividends payable	4,809	4,711
Deferred revenue	8,290	2,433
Current portion of long-term debt, net of deferred finance costs	99,956	172,953
Liabilities associated with assets held for sale	50,323	0
Total current liabilities	187,232	241,939
Long-term debt, net of current portion, premium and net of deferred finance costs	1,061,078	1,000,164
Total non-current liabilities	1,061,078	1,000,164
Total liabilities	1,248,310	1,242,103
Commitments and contingencies	0	0
Stockholders’ equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares of Series C issued and outstanding as of June 30, 2020 and December 31, 2019	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 16,089,890 and 15,873,391 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	2	2
Additional paid-in capital	512,905	521,275
Accumulated deficit	(175,539)	(207,425)
Total stockholders’ equity	337,368	313,852
Total liabilities and stockholders’ equity	$ 1,585,678	$ 1,555,955